Fair Value Measurements - Narrative (Q2) (Details)							1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 28, 2024 USD ($)	Dec. 13, 2023 USD ($) shares	Dec. 06, 2023 USD ($) shares	Dec. 05, 2023 USD ($) shares	Nov. 15, 2023 shares	Nov. 13, 2023 USD ($) shares	Feb. 11, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, transfers, net									$ 0	$ 0	$ 0
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability, transfers, net									0	$ 0	$ 0
Revenue recognized									(5,849,000)
Obligation to issue stock (in shares) | shares		49,570.162				148,710.488	49,570.163
November 2023 Private Placement
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares					619.627	149,330.115
Issuance of stock for settlement of liability		$ 14,800,000					$ 35,200,000
SOBI Purchase Agreement | Collaborative Arrangement
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Revenue recognized	$ 30,000,000							$ 30,000,000	$ 30,000,000
Old Cartesian
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent value right, percentage of milestone payments, royalties and other amounts to be distributed			100.00%						100.00%
Fixed semi annual amount			$ 750,000
Old Cartesian | Series A Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of shares (in shares) | shares				384,930.724		384,930.724
Forward contract to issue stock and options						$ 155,308,000
Settlement of forward contract liability				$ 261,800,000
Old Cartesian | 2022 Warrants | Contingent Value Right
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares			1
Dividend yield | Valuation technique, option pricing model
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input								0	0	0
Dividend yield | Valuation technique, option pricing model | 2022 Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input								0	0	0	0